Supplementary Cash Flow Information - Supplemental Balance Sheet Information (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Unrestricted cash and cash equivalents included in the consolidated statement of cash flows
Total	$ 6,119.6	$ 11,685.4	$ 4,467.1
Restricted cash and cash equivalents
Total	861.2	1,261.0
Cash
Unrestricted cash and cash equivalents included in the consolidated statement of cash flows
Cash	3,350.5	5,424.2
Restricted cash and cash equivalents
Cash	501.6	486.2
Cash and cash equivalents included on the consolidated balance sheet
Cash	3,852.1	5,910.4
Cash | Holding company cash and investments
Unrestricted cash and cash equivalents included in the consolidated statement of cash flows
Cash	72.7	129.9
Cash and cash equivalents included on the consolidated balance sheet
Cash	72.7	129.9
Cash | Subsidiary cash and short term investments
Unrestricted cash and cash equivalents included in the consolidated statement of cash flows
Cash	3,243.3	5,259.2
Restricted cash and cash equivalents
Cash	500.8	484.6
Cash and cash equivalents included on the consolidated balance sheet
Cash	3,744.1	5,743.8
Cash | Fairfax India
Unrestricted cash and cash equivalents included in the consolidated statement of cash flows
Cash	34.5	35.1
Restricted cash and cash equivalents
Cash	0.8	1.6
Cash and cash equivalents included on the consolidated balance sheet
Cash	35.3	36.7
Cash equivalents
Unrestricted cash and cash equivalents included in the consolidated statement of cash flows
Cash equivalents	2,769.1	6,261.2
Restricted cash and cash equivalents
Cash equivalents	359.6	774.8
Cash and cash equivalents included on the consolidated balance sheet
Cash equivalents	3,128.7	7,036.0
Cash equivalents | Holding company cash and investments
Unrestricted cash and cash equivalents included in the consolidated statement of cash flows
Cash equivalents	479.4	336.0
Cash and cash equivalents included on the consolidated balance sheet
Cash equivalents	479.4	336.0
Cash equivalents | Holding company assets pledged for derivative obligations
Unrestricted cash and cash equivalents included in the consolidated statement of cash flows
Cash equivalents	40.6	46.8
Cash and cash equivalents included on the consolidated balance sheet
Cash equivalents	40.6	46.8
Cash equivalents | Subsidiary cash and short term investments
Unrestricted cash and cash equivalents included in the consolidated statement of cash flows
Cash equivalents	2,105.6	5,777.6
Restricted cash and cash equivalents
Cash equivalents	353.6	761.8
Cash and cash equivalents included on the consolidated balance sheet
Cash equivalents	2,459.2	6,539.4
Cash equivalents | Subsidiary assets pledged for derivative obligations
Unrestricted cash and cash equivalents included in the consolidated statement of cash flows
Cash equivalents		74.0
Cash and cash equivalents included on the consolidated balance sheet
Cash equivalents		74.0
Cash equivalents | Fairfax India
Unrestricted cash and cash equivalents included in the consolidated statement of cash flows
Cash equivalents	143.5	26.8
Restricted cash and cash equivalents
Cash equivalents	6.0	13.0
Cash and cash equivalents included on the consolidated balance sheet
Cash equivalents	149.5	39.8
Cash and cash equivalents
Unrestricted cash and cash equivalents included in the consolidated statement of cash flows
Total	6,119.6	11,685.4
Restricted cash and cash equivalents
Total	861.2	1,261.0
Cash and cash equivalents included on the consolidated balance sheet
Total	6,980.8	12,946.4
Cash and cash equivalents | Holding company cash and investments
Unrestricted cash and cash equivalents included in the consolidated statement of cash flows
Total	552.1	465.9
Cash and cash equivalents included on the consolidated balance sheet
Total	552.1	465.9
Cash and cash equivalents | Holding company assets pledged for derivative obligations
Unrestricted cash and cash equivalents included in the consolidated statement of cash flows
Total	40.6	46.8
Cash and cash equivalents included on the consolidated balance sheet
Total	40.6	46.8
Cash and cash equivalents | Subsidiary cash and short term investments
Unrestricted cash and cash equivalents included in the consolidated statement of cash flows
Total	5,348.9	11,036.8
Restricted cash and cash equivalents
Total	854.4	1,246.4
Cash and cash equivalents included on the consolidated balance sheet
Total	6,203.3	12,283.2
Cash and cash equivalents | Subsidiary assets pledged for derivative obligations
Unrestricted cash and cash equivalents included in the consolidated statement of cash flows
Total		74.0
Cash and cash equivalents included on the consolidated balance sheet
Total		74.0
Cash and cash equivalents | Fairfax India
Unrestricted cash and cash equivalents included in the consolidated statement of cash flows
Total	178.0	61.9
Restricted cash and cash equivalents
Total	6.8	14.6
Cash and cash equivalents included on the consolidated balance sheet
Total	$ 184.8	$ 76.5